Document And Entity Information	6 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0002018529
Amendment Description	Amendment No. 1
Document Type	F-1/A
Entity Registrant Name	Intercont (Cayman) Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	39 OCEAN DRIVE
Entity Address, City or Town	SINGAPORE
Entity Address, Country	SG
Entity Address, Postal Zip Code	098187
City Area Code	+65
Local Phone Number	88182399
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10016
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line Two	18th Floor
Entity Address, State or Province	NY